Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Gold forwards acquired from Argonaut not designated as hedging instruments [1,2]	—	(257.0)	—	(140.0)
Fair value through OCI
Equity securities	58.9	—	24.0	—
Currency derivatives designated as hedging instruments[1,3]	—	2.0	—	(9.0)
Fuel derivatives designated as hedging instruments[1]	—	(0.1)	—	(0.1)
	$58.9	($255.1)	$24.0	($149.1)
[1]The Company did not hold any financial instruments classified as Level 3 as at December 31, 2025 and December 31, 2024.
[2] The current portion of the Argonaut gold forwards as at December 31, 2025 is $128.0 million with the remaining balance recognized as long-term on the consolidated statements of financial position (December 31, 2024 - $nil current portion).
3On a gross basis, total derivatives recognized as at December 31, 2025 consist of total assets of $2.0 million (December 31, 2024- $nil) included in other current assets and total liabilities of $257.1 million (December 31, 2024 - $149.1 million) included in current and non-current derivative liabilities on the consolidated statements of financial position.
Fair Value Methodology

Disclosure of fair value measurement of liabilities

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Financial assets (liabilities)
Fair value through profit or loss
Gold forwards acquired from Argonaut not designated as hedging instruments [1,2]	—	(257.0)	—	(140.0)
Fair value through OCI
Equity securities	58.9	—	24.0	—
Currency derivatives designated as hedging instruments[1,3]	—	2.0	—	(9.0)
Fuel derivatives designated as hedging instruments[1]	—	(0.1)	—	(0.1)
	$58.9	($255.1)	$24.0	($149.1)
[1]The Company did not hold any financial instruments classified as Level 3 as at December 31, 2025 and December 31, 2024.
[2] The current portion of the Argonaut gold forwards as at December 31, 2025 is $128.0 million with the remaining balance recognized as long-term on the consolidated statements of financial position (December 31, 2024 - $nil current portion).
3On a gross basis, total derivatives recognized as at December 31, 2025 consist of total assets of $2.0 million (December 31, 2024- $nil) included in other current assets and total liabilities of $257.1 million (December 31, 2024 - $149.1 million) included in current and non-current derivative liabilities on the consolidated statements of financial position.
Fair Value Methodology

Disclosure of information about credit exposures designated as measured at fair value through profit or loss
The effective portion of the changes in fair value of the currency option and forward contracts for the years ended December 31, 2025 and 2024 recorded in accumulated other comprehensive loss is:

	December 31, 2025	December 31, 2024
Balance, beginning of the period	($5.3)	$6.4
Change in value on currency instruments	12.1	(15.5)
Add: realized loss on CAD currency instruments	2.2	0.8
Less: realized gain on MXN currency instruments	(3.4)	(0.9)
Deferred income tax related to hedging instrument	(2.7)	3.9
	$2.9	($5.3)
The effective portion of the changes in fair value of the fuel option contracts for the years ended December 31, 2025 and 2024 recorded in accumulated other comprehensive loss is:

	December 31, 2025	December 31, 2024
Balance, beginning of the period	($0.2)	($0.1)
Change in value on fuel contracts	—	(0.1)
Add: realized loss on fuel contracts	—	0.1
Deferred income tax related to fuel contracts	—	(0.1)
	($0.2)	($0.2)

Schedule of Contracts Settled on Monthly Basis
The open contracts, which settle on a monthly basis, are summarized as at December 31, 2025:
Canadian dollar contracts:

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2026	Collars	525.0	1.34	1.40

Mexican Peso contracts:

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2026	Collars	540.0	18.68	20.05

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2025	December 31, 2024
Impact of a 10% change in foreign exchange rates
Canadian dollar	$14.8	$14.5
Mexican peso	6.2	5.3

Disclosure of credit risk exposure
The currencies of the Company's financial instruments and other foreign currency denominated assets and liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Cash and cash equivalents	$24.7	$18.9	$2.0	$11.8
Equity securities	58.9	24.0	—	—
Amounts receivable	31.4	35.9	13.4	10.1
Other monetary net liabilities	(3.9)	(66.8)	(12.4)	(6.6)
Accounts payable and accrued liabilities	(204.9)	(153.6)	(24.2)	(17.7)
Income taxes payable	(19.2)	(3.2)	(34.4)	(45.6)
Total exposure to currency risk	(113.0)	(144.8)	(55.6)	(48.0)
The Company's maximum exposure to credit risk is as follows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$623.1	$327.2
Deferred payment consideration	299.1	—
Derivative assets	2.0	—
Other receivables	5.4	4.2
Total financial instrument exposure to credit risk	$929.6	$331.4

Schedule of Maturities of Debt
The following table shows the maturities of contractual and other commitments. The amount presented represents the future undiscounted principal and interest cash flows, therefore do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Leases	14.4	15.0	3.8	8.6	41.8
Debt	—	—	200.0	—	200.0
Accounts payable and accrued liabilities	316.1	—	—	—	316.1
Decommissioning liabilities	8.1	48.5	44.4	106.5	207.5
Capital commitments	233.3	13.8	3.4	10.3	260.8
	$571.9	$77.3	$251.6	$125.4	$1,026.2